Note 10 - Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Short-term Debt [Table Text Block]
(Dollar amounts in thousands)	2021	2020

Balance at year-end	-	-
Average balance outstanding	85	22,637
Maximum month-end balance	-	62,329
Weighted-average rate at year-end	N/A	N/A
Weighted-average rate during the year	0.40%	0.35%